SIGNIFICANT ACCOUNTING POLICIES (Other Intangible Assets - Narrative) (Details)	12 Months Ended
Aug. 31, 2013
Minimum [Member] | Acquired Germplasm [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	5 years
Minimum [Member] | Acquired Biotechnology [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	3 years
Minimum [Member] | Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	1 year
Minimum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	2 years
Maximum [Member] | Acquired Germplasm [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	30 years
Maximum [Member] | Acquired Biotechnology [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	18 years
Maximum [Member] | Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	30 years
Maximum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	20 years